UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                      as of June 30, 2017 (Unaudited)

Deutsche Short Duration Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 54.0%
Consumer Discretionary 5.3%
Ally Financial, Inc.:
3.25%, 11/5/2018		165,000	167,013
4.25%, 4/15/2021		1,800,000	1,863,000
Charter Communications Operating LLC, 3.579%, 7/23/2020		4,130,000	4,267,839
Ford Motor Credit Co., LLC, 2.021%, 5/3/2019		5,710,000	5,701,149
General Motors Co., 3.5%, 10/2/2018		380,000	386,672
General Motors Financial Co., Inc., 3.2%, 7/13/2020		3,195,000	3,255,433
Hyundai Capital America:
144A, 2.5%, 3/18/2019		5,000,000	5,015,385
144A, 2.875%, 8/9/2018		2,301,000	2,319,923
Lennar Corp.:
4.125%, 12/1/2018		110,000	112,475
4.125%, 1/15/2022		1,110,000	1,147,463
Myriad International Holdings BV, 144A, 6.375%, 7/28/2017		5,000,000	5,002,480
Newell Brands, Inc., 2.6%, 3/29/2019		939,000	948,155
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019		4,840,000	4,843,703
RCI Banque SA, 144A, 3.5%, 4/3/2018		9,000,000	9,104,571
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	81,200
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		1,290,000	1,373,850
TRI Pointe Group, Inc., 4.875%, 7/1/2021		1,375,000	1,447,188
			47,037,499
Consumer Staples 0.9%
Kraft Heinz Foods Co.:
2.8%, 7/2/2020		3,890,000	3,948,187
3.5%, 7/15/2022		4,000,000	4,123,952
			8,072,139
Energy 6.7%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		2,500,000	2,406,250
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018		2,300,000	2,310,552
ConocoPhillips Co., 4.2%, 3/15/2021		3,630,000	3,848,689
Continental Resources, Inc., 5.0%, 9/15/2022		2,500,000	2,453,125
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		3,963,000	4,022,445
Enbridge, Inc., 2.9%, 7/15/2022 (c)		1,195,000	1,192,610
Energy Transfer LP, 4.15%, 10/1/2020		3,850,000	3,998,633
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		3,150,000	3,332,322
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	10,067,970
Kinder Morgan, Inc., 7.25%, 6/1/2018		35,000	36,638
Noble Holding International Ltd., 7.75%, 1/15/2024 (b)		1,650,000	1,305,562
ONEOK Partners LP:
3.2%, 9/15/2018		5,375,000	5,437,909
3.8%, 3/15/2020 (b)		4,500,000	4,625,743
Petrobras Global Finance BV:
6.125%, 1/17/2022		1,095,000	1,129,493
8.375%, 5/23/2021		3,965,000	4,438,342
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022		714,000	751,664
5.5%, 2/4/2019		2,000,000	2,088,000
Precision Drilling Corp., 6.5%, 12/15/2021		2,500,000	2,446,875
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		1,770,000	1,916,025
Sunoco LP, 6.25%, 4/15/2021		2,200,000	2,299,000
			60,107,847
Financials 26.2%
ABN AMRO Bank NV, 144A, 2.1%, 1/18/2019		8,000,000	8,012,504
AerCap Ireland Capital DAC, 3.95%, 2/1/2022		2,585,000	2,691,448
Air Lease Corp., 2.125%, 1/15/2020		4,065,000	4,045,561
Ares Capital Corp., 3.625%, 1/19/2022		8,000,000	8,092,560
Bank of America Corp., Series L, 2.6%, 1/15/2019		10,000,000	10,094,170
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,510,000	1,520,872
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		11,000,000	11,123,607
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	9,041,769
BPCE SA, 144A, 3.0%, 5/22/2022		1,500,000	1,513,046
Capital One NA, 1.85%, 9/13/2019		9,715,000	9,632,850
Citigroup, Inc.:
2.05%, 12/7/2018		2,857,000	2,861,248
2.45%, 1/10/2020		8,000,000	8,048,096
Citizens Bank NA, 2.5%, 3/14/2019		4,000,000	4,029,316
Credit Agricole SA:
144A, 2.125%, 4/17/2018		5,000,000	5,014,145
144A, 3.375%, 1/10/2022		8,000,000	8,213,952
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023		5,000,000	5,123,680
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021		5,000,000	4,879,160
Fifth Third Bank, 1.625%, 9/27/2019		4,415,000	4,371,927
FS Investment Corp., 4.25%, 1/15/2020		3,000,000	3,060,729
Global Bank Corp., 144A, 4.5%, 10/20/2021		2,875,000	2,942,563
HSBC U.S.A., Inc., 2.75%, 8/7/2020		8,000,000	8,130,784
ING Groep NV, 3.15%, 3/29/2022		1,580,000	1,610,094
KeyBank NA, 1.6%, 8/22/2019		660,000	655,109
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,016,926
Lloyds Banking Group PLC, 3.1%, 7/6/2021		1,160,000	1,178,287
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,136,785
Morgan Stanley, 2.5%, 1/24/2019		10,000,000	10,077,190
National Savings Bank, 144A, 8.875%, 9/18/2018		2,500,000	2,636,750
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		10,000,000	10,005,840
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019		8,160,000	8,220,245
Santander UK PLC, 2.5%, 3/14/2019		9,505,000	9,581,943
Skandinaviska Enskilda Banken AB:
144A, 1.375%, 5/29/2018		5,000,000	4,988,605
1.5%, 9/13/2019		6,000,000	5,932,188
144A, 2.375%, 3/25/2019		2,905,000	2,922,796
Standard Chartered PLC, 144A, 2.1%, 8/19/2019		4,000,000	3,985,296
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019		1,045,000	1,042,346
Swedbank AB, 144A, 2.375%, 2/27/2019		4,785,000	4,820,821
Synchrony Bank, 3.0%, 6/15/2022		1,300,000	1,294,134
Synchrony Financial:
2.6%, 1/15/2019		8,000,000	8,042,720
3.0%, 8/15/2019		1,573,000	1,595,176
The Goldman Sachs Group, Inc.:
2.0%, 4/25/2019		5,445,000	5,442,637
2.625%, 1/31/2019		5,500,000	5,555,594
The Huntington National Bank, 2.2%, 11/6/2018		1,995,000	2,000,516
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2022		2,500,000	2,506,650
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		3,170,000	3,210,082
			232,902,717
Health Care 2.2%
Allergan Funding SCS, 2.35%, 3/12/2018		4,215,000	4,232,598
Becton, Dickinson & Co., 2.133%, 6/6/2019		2,000,000	2,003,038
Celgene Corp., 3.55%, 8/15/2022		5,000,000	5,205,070
Forest Laboratories LLC, 144A, 4.375%, 2/1/2019		1,589,000	1,638,701
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (b)		640,000	640,000
Mylan NV, 3.15%, 6/15/2021		2,500,000	2,543,357
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019		3,055,000	3,027,667
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		116,000	116,290
			19,406,721
Industrials 1.3%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		2,500,000	2,524,690
CNH Industrial Capital LLC, 3.875%, 10/15/2021		2,185,000	2,242,356
Fortive Corp., 1.8%, 6/15/2019		970,000	963,047
Harris Corp., 2.7%, 4/27/2020		1,890,000	1,909,571
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		3,506,710	3,732,468
			11,372,132
Information Technology 2.3%
Broadcom Corp., 144A, 2.375%, 1/15/2020		5,000,000	5,007,265
Dell International LLC:
144A, 3.48%, 6/1/2019		6,620,000	6,774,749
144A, 5.875%, 6/15/2021		480,000	502,800
Fidelity National Information Services, Inc., 2.25%, 8/15/2021		4,550,000	4,501,033
Seagate HDD Cayman:
3.75%, 11/15/2018		2,480,000	2,539,520
144A, 4.25%, 3/1/2022		1,250,000	1,270,596
			20,595,963
Materials 2.8%
Ak Steel Corp., 7.625%, 10/1/2021 (b)		2,500,000	2,600,800
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020 (b)		2,500,000	2,638,750
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,039,000	1,093,548
CF Industries, Inc., 144A, 3.4%, 12/1/2021		535,000	540,905
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022		1,815,000	1,787,775
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		3,000,000	3,015,000
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,491,582
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023		300,000	309,375
Huntsman International LLC, 4.875%, 11/15/2020		2,200,000	2,315,500
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024 (b)		1,260,000	1,255,275
Teck Resources Ltd., 4.75%, 1/15/2022		5,000,000	5,175,000
United States Steel Corp., 144A, 8.375%, 7/1/2021		2,200,000	2,420,000
			24,643,510
Real Estate 2.0%
American Tower Corp., (REIT), 3.4%, 2/15/2019		6,126,000	6,253,997
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,887,767
Select Income REIT, (REIT), 4.15%, 2/1/2022		5,000,000	5,040,605
Starwood Property Trust, Inc., 144A, (REIT), 5.0%, 12/15/2021		1,545,000	1,606,800
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		490,000	511,099
			18,300,268
Telecommunication Services 1.2%
AT&T, Inc., 2.45%, 6/30/2020		4,360,000	4,382,389
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		850,000	899,138
Frontier Communications Corp., 8.125%, 10/1/2018		850,000	897,813
Level 3 Financing, Inc., 5.375%, 8/15/2022		2,500,000	2,575,000
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		620,000	625,425
VimpelCom Holdings BV, 144A, 3.95%, 6/16/2021		1,590,000	1,589,205
			10,968,970
Utilities 3.1%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024		1,091,000	1,142,048
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019		1,300,000	1,288,989
Enel Finance International NV, 144A, 6.25%, 9/15/2017		7,125,000	7,187,771
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		5,000,000	5,031,875
Great Plains Energy, Inc., 2.5%, 3/9/2020		3,470,000	3,502,382
Korea East-West Power Co., Ltd, 144A, 2.625%, 6/19/2022		2,665,000	2,639,083
Majapahit Holding BV, 144A, 7.75%, 1/20/2020		2,500,000	2,793,750
NRG Energy, Inc., 7.875%, 5/15/2021		313,000	323,172
PG&E Corp., 2.4%, 3/1/2019		3,820,000	3,838,745
			27,747,815
Total Corporate Bonds (Cost $476,342,652)			481,155,581
Mortgage-Backed Securities Pass-Throughs 1.9%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		2,397,194	2,465,345
Federal National Mortgage Association:
2.466% **, 1/1/2044		8,520,322	8,760,164
3.0%, 5/1/2027		4,012,020	4,131,225
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 2/20/2039		468,170	505,723
6.5%, with various maturities from 8/20/2038 until 2/20/2039		504,774	548,500
9.5%, with various maturities from 5/15/2018 until 7/15/2020		215	218
Total Mortgage-Backed Securities Pass-Throughs (Cost $16,608,687)			16,411,175
Asset-Backed 16.2%
Automobile Receivables 2.9%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021		4,570,000	4,539,798
"C", Series 2015-3, 2.73%, 3/8/2021		1,750,000	1,766,982
"C", Series 2016-2, 2.87%, 11/8/2021		1,750,000	1,767,645
"C", Series 2015-4, 2.88%, 7/8/2021		2,250,000	2,270,496
"D", Series 2017-1, 3.13%, 1/18/2023		3,420,000	3,433,488
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		4,000,000	3,993,449
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,989,197
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	666,778
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,140,000	2,183,779
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021		1,500,000	1,502,981
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023		955,873	956,568
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020		382,002	382,214
			25,453,375
Credit Card Receivables 1.5%
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021		5,560,000	5,524,162
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		135,845	135,845
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021		2,920,000	2,919,797
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		5,000,000	4,955,353
			13,535,157
Home Equity Loans 0.1%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041% **, 4/25/2033		131,048	131,813
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		1,764	1,763
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		402,453	399,242
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 2.266% **, 12/25/2034		697,378	691,796
			1,224,614
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467% **, 4/15/2040		217,259	223,428
Miscellaneous 10.8%
A Voce CLO Ltd., "A1R", Series 2014-1A, 144A, 2.318% **, 7/15/2026		3,000,000	3,004,827
ALM V Ltd., "A1R2", Series 2012-5A, 144A, 2.444% **, 10/18/2026		1,000,000	1,007,289
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 2.513% **, 10/15/2028		3,750,000	3,786,975
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 2.448% **, 4/17/2026		10,000,000	10,000,100
Atrium X, "B1R", Series 10A, 144A, 2.536% **, 7/16/2025		3,000,000	3,004,845
Atrium XI, "BR", Series 11A, 144A, 2.465% **, 10/23/2025		750,000	750,160
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 2.337% **, 4/15/2029		3,750,000	3,758,929
Carlyle Global Market Strategies CLO Ltd., "AR", Series 2014-2A, 144A, 2.289% **, 5/15/2025		1,590,000	1,590,073
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 1.291% **, 1/15/2037		2,770,260	2,584,194
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501% **, 12/25/2036		2,823,195	2,247,741
Dell Equipment Finance Trust:
"A2", Series 2016-1, 144A, 1.43%, 9/24/2018		1,955,275	1,955,085
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021		3,400,000	3,399,660
Domino's Pizza Master Issuer LLC:
"A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047 (c)		10,000,000	9,951,560
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		3,950,000	3,989,224
"A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		5,779,375	5,782,149
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 1.284% **, 11/25/2036		795,999	795,302
Galaxy XV CLO Ltd., "A", Series 2013-15A, 144A, 2.273% **, 4/15/2025		500,000	500,302
North End CLO Ltd., "A", Series 2013-1A, 144A, 2.173% **, 7/17/2025		8,000,000	8,001,400
Oak Hill Credit Partners X Ltd., "AR", Series 2014-10A, 144A, 2.077% **, 7/20/2026		1,150,000	1,152,123
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.623% **, 7/17/2025		5,500,000	5,481,619
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 2.386% **, 11/14/2026		2,200,000	2,199,978
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.969% **, 2/25/2035		1,053,928	1,054,657
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		24,933	25,048
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,352,225	2,404,703
Venture XVI CLO Ltd., "A1R", Series 2014-16A, 144A, 2.668% **, 4/15/2026		7,500,000	7,499,970
Voya CLO Ltd.:
"A1R", Series 2014-2A, 144A, 2.408% **, 4/17/2030		6,950,000	6,951,188
"A1", Series 2015-1A, 144A, 2.504% **, 4/18/2027		3,015,000	3,032,855
			95,911,956
Student Loans 0.9%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 1.788% **, 7/25/2039		5,500,000	5,302,344
"A4", Series 2008-5, 2.738% **, 7/25/2023		2,392,111	2,457,125
			7,759,469
Total Asset-Backed (Cost $143,769,747)			144,107,999
Commercial Mortgage-Backed Securities 6.5%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.723% **, 7/10/2044		2,359,422	1,688,953
BBCMS Trust, "A", Series 2015-RRI, 144A, 2.409% **, 5/15/2032		1,912,690	1,913,292
Bear Stearns Commercial Mortgage Securities:
"AMFL", Series 2007-PW17, 144A, 1.817% **, 6/11/2050		697,375	697,422
"A4", Series 2007-PW18, 5.7%, 6/11/2050		2,703,162	2,716,214
CD Commercial Mortgage Trust, "AMA", Series 2007-CD5, 6.325% **, 11/15/2044		845,000	852,066
Citigroup Commercial Mortgage Trust:
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051		403,199	371,861
"A1A", Series 2007-C6, 5.691% **, 12/10/2049		15,170	15,161
Cold Storage Trust, "A", Series 2017-ICE3, 144A, 2.159% **, 4/15/2036		7,000,000	7,008,670
Credit Suisse Commercial Mortgage Trust, "A4", Series 2007-C4, 6.062% **, 9/15/2039		26,282	26,252
CSMC Trust, "A", Series 2014-TIKI, 144A, 2.109% **, 9/15/2038		2,000,000	2,001,895
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1.8%, 6/15/2034		3,920,000	3,922,463
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 1.059% ***, 8/25/2026		23,836,599	1,645,724
"X1", Series K722, Interest Only, 1.442% ***, 3/25/2023		15,936,592	973,716
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.462% **, 5/10/2043		1,500,000	1,452,900
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041		224,772	227,758
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049		48,734	48,698
"AM", Series 2006-GG7, 5.759% **, 7/10/2038		1,158,810	1,158,356
Hospitality Mortgage Trust, "A", Series 2017-HIT, 144A, 1.939% **, 5/8/2030		2,360,000	2,362,786
IMT Trust, "BFL", Series 2017-APTS, 144A, 1.95%*, 6/15/2034		5,000,000	5,000,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3SF", Series 2006-LDP9, 1.314% **, 5/15/2047		5,580,625	5,565,889
"B", Series 2005-LDP4, 5.129%, 10/15/2042		1,279,702	1,275,866
"C", Series 2006-LDP6, 5.659% **, 4/15/2043		989,163	988,017
"H", Series 2004-CB8, 144A, 5.775% **, 1/12/2039		5,000,000	5,152,354
"A1A", Series 2008-C2, 5.998%, 2/12/2051		2,055,430	2,059,838
"F", Series 2003-PM1A, 144A, 6.01% **, 8/12/2040		1,106,219	1,116,147
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.828% **, 3/18/2051		645,288	644,763
LB Commercial Mortgage Trust, "J", Series 1998-C4, 144A, 5.6%, 10/15/2035		461,389	466,355
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040		1,821,000	1,821,836
Morgan Stanley Capital Barclays Bank Trust, "B", Series 2016-MART, 144A, 2.48%, 9/13/2031		2,000,000	1,970,577
Morgan Stanley Capital I Trust, "A4", Series 2007-IQ16, 5.809%, 12/12/2049		161,109	161,578
UBS Commercial Mortgage Trust, "XA", Series 2017-C1, Interest Only, 1.617%***, 6/15/2050		25,660,000	2,990,791
Total Commercial Mortgage-Backed Securities (Cost $59,429,564)			58,298,198
Collateralized Mortgage Obligations 6.7%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		510,856	528,916
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 3.403% **, 11/25/2035		300,294	278,470
"2A8", Series 2003-J, 3.468% **, 11/25/2033		558,836	560,244
"A15", Series 2006-2, 6.0%, 7/25/2046		23,893	22,710
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 3.046% **, 1/25/2034		613,098	596,570
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		240,841	242,122
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		910,415	918,740
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 2.474% **, 1/25/2029		2,761,853	2,796,312
"1M1", Series 2016-C03, 3.024% **, 10/25/2028		873,112	889,195
"1M1", Series 2016-C02, 3.174% **, 9/25/2028		1,747,483	1,772,474
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.646% **, 2/15/2038		778,166	703,067
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		3,848,417	551,377
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041		9,833,809	1,462,608
"LG", Series 4281, 4.0%, 1/15/2043		8,275,792	8,658,092
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		20,318,265	4,000,935
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		9,172,000	1,038,598
"9", Series 406, Interest Only, 4.5%, 2/25/2041		4,074,889	867,906
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		3,491,449	690,072
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		4,618,084	765,359
"1A6", Series 2007-W8, 6.499% **, 9/25/2037		1,104,089	1,203,270
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 16-DNA3, 3.024% **, 12/25/2028		2,555,556	2,619,387
"M2", Series 2016-DNA2, 3.224% **, 10/25/2028		3,666,666	3,742,222
"M2", Series 2015-DNA3, 3.874% **, 4/25/2028		6,371,561	6,599,346
"M2", Series 2016-DNA1, 3.924% **, 7/25/2028		4,000,000	4,164,270
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043		27,160,328	4,997,012
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		5,225,734	687,705
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		8,515,327	1,623,657
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		3,477,084	585,563
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		3,919,504	605,385
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		2,436,019	432,908
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		824,718	98,145
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 3.25% **, 8/25/2035		1,445,293	1,450,982
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024		3,009	2,975
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018		261,943	262,853
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		492,632	490,892
"A3", Series 2004-SL3, 7.5%, 12/25/2031		493,004	490,265
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		977,914	982,501
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018		91,015	91,227
"A9", Series 2003-S9, 5.25%, 10/25/2033		690,575	721,374
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		123,413	123,770
Total Collateralized Mortgage Obligations (Cost $58,503,096)			59,319,476
Government & Agency Obligations 14.1%
Other Government Related (d) 1.5%
Corp. Andina de Fomento, 2.0%, 5/10/2019		5,620,000	5,635,725
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		1,500,000	1,601,550
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	2,153,000
Vnesheconombank:
144A, 4.224%, 11/21/2018		2,000,000	2,036,048
144A, 6.902%, 7/9/2020		2,000,000	2,173,176
			13,599,499
Sovereign Bonds 3.0%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,407,668
Japan Bank for International Cooperation:
2.125%, 6/1/2020		2,000,000	1,999,772
2.25%, 2/24/2020		2,860,000	2,872,367
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	2,500,000	2,908,198
144A, 4.625%, 5/24/2023		1,000,000	995,400
Republic of Colombia, 4.375%, 7/12/2021		3,000,000	3,192,000
Republic of Croatia, 144A, 6.625%, 7/14/2020		1,650,000	1,819,125
Republic of Hungary, 6.25%, 1/29/2020		2,000,000	2,188,000
Republic of Indonesia, 144A, 2.875%, 7/8/2021	EUR	2,300,000	2,816,347
Republic of Portugal, 144A, 5.125%, 10/15/2024		2,500,000	2,550,000
			26,748,877
U.S. Treasury Obligations 9.6%
U.S. Treasury Bill, 0.59% ****, 8/10/2017 (e)		2,590,000	2,587,617
U.S. Treasury Notes:
0.75%, 10/31/2017 (f)		800,000	799,088
0.75%, 2/15/2019		24,000,000	23,768,448
1.0%, 12/31/2017		10,000,000	9,992,170
1.125%, 1/15/2019		14,500,000	14,447,887
1.25%, 4/30/2019		29,000,000	28,928,631
1.375%, 1/31/2021		5,000,000	4,947,655
			85,471,496
Total Government & Agency Obligations (Cost $125,922,617)			125,819,872
Loan Participations and Assignments 0.0%
Senior Loans **
Coach America Holdings, Inc., Letter of Credit, LIBOR plus 5.75%, 4/20/2018 *		724,718	73
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020 (PIK)		126,589	88,283
Term Loan, 11.0%, 10/3/2021 (PIK)		110,790	41,646
Southcross Holdings Borrower LP, Term Loan B, 3.5%, 4/13/2023		140,074	123,965
Total Loan Participations and Assignments (Cost $1,094,814)			253,967
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $71,211)		70,704	69,784
		Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.*		2,063	0
Information Technology 0.0%
Answers Holdings, Inc.*		1,110	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		5,825	2,207
Total Common Stocks (Cost $154,165)			2,207
Warrants 0.0%
Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (Cost $356,617)		3,083	0
Securities Lending Collateral 1.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (g) (h) (Cost $10,657,713)		10,657,713	10,657,713
Cash Equivalents 1.5%
Deutsche Central Cash Management Government Fund, 1.03% (g) (Cost $13,155,257)		13,155,257	13,155,257
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $906,066,140) †		102.1	909,251,229
Other Assets and Liabilities, Net		(2.1)	(18,933,591)
Net Assets		100.0	890,317,638

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a senior loan that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/20/2018	724,718	USD	720,348	73

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.
***	These securities are shown at their current rate as of June 30, 2017.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $909,583,244. At June 30, 2017, net unrealized depreciation for all securities based on tax cost was $332,015. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,533,089 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,865,104.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $10,268,883, which is 1.2% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/29/2017	582	125,775,657	(93,256)
U.S. Treasury Long Bond	USD	9/20/2017	30	4,610,625	(10,923)
Ultra 10 Year U.S. Treasury Note	USD	9/20/2017	188	25,344,750	40,757
Total net unrealized depreciation					(63,422)

At June 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Canadian Government Bond	CAD	9/20/2017	50	5,419,109	141,959
5 Year U.S. Treasury Note	USD	9/29/2017	464	54,675,875	42,286
Federal Republic of Germany Euro-Bund	EUR	9/7/2017	52	9,613,748	176,316
United Kingdom Long Gilt Bond	GBP	9/27/2017	60	9,812,916	188,327
Total unrealized appreciation					548,888
At June 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation ($)
9/16/2015 9/16/2017	325,600,000	Floating — 3-Month LIBOR	Fixed - 1.0%	579,404	532,960

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2017 is 1.30%. As of June 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
JPY	482,500,000	USD	4,305,068	7/28/2017	9,713	JPMorgan Chase Securities, Inc.
USD	4,280,632	JPY	482,500,000	7/28/2017	14,723	Goldman Sachs & Co.
USD	4,478,117	CHF	4,300,000	7/28/2017	14,787	Canadian Imperial Bank of Commerce
JPY	245,000,000	USD	2,219,549	7/28/2017	38,487	Barclays Bank PLC
JPY	245,000,000	USD	2,205,765	7/28/2017	24,704	State Street Bank & Trust Co.
Total unrealized appreciation					102,414
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	5,270,000	USD	5,775,303	7/28/2017	(253,299)	JPMorgan Chase Securities, Inc.
CHF	4,300,000	USD	4,431,496	7/28/2017	(61,408)	JPMorgan Chase Securities, Inc.
CHF	2,150,000	USD	2,222,342	7/28/2017	(24,110)	Canadian Imperial Bank of Commerce
CHF	2,150,000	USD	2,208,579	7/28/2017	(37,873)	Citigroup, Inc.
Total unrealized depreciation					(376,690)

Currency Abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$481,155,581	$—	$481,155,581
Mortgage-Backed Securities Pass-Throughs	—	16,411,175	—	16,411,175
Asset-Backed	—	143,972,154	135,845	144,107,999
Commercial Mortgage-Backed Securities	—	53,298,198	5,000,000	58,298,198
Collateralized Mortgage Obligations	—	59,319,476	—	59,319,476
Government & Agency Obligations	—	125,819,872	—	125,819,872
Loan Participations and Assignments	—	123,965	130,002	253,967
Convertible Bond	—	—	69,784	69,784
Common Stocks (i)	—	—	2,207	2,207
Warrants	—	—	0	0
Short-Term Investments (i)	23,812,970	—	—	23,812,970
Derivatives (j)
Futures Contracts	589,645	—	—	589,645
Interest Rate Swap Contracts	—	532,960	—	532,960
Forward Foreign Currency Exchange Contracts	—	102,414	—	102,414
Total	$24,402,615	$880,735,795	$5,337,838	$910,476,248
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(104,179)	$—	$—	$(104,179)
Forward Foreign Currency Exchange Contracts	—	(376,690)	—	(376,690)
Total	$(104,179)	$(376,690)	$—	$(480,869)

During the year ended June 30, 2017, the amount of transfers between Level 2 and Level 3 was $1,080,938. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

During the period ended June 30, 2017, the amount of transfers between Level 3 and Level 2 was $3,750,000. The investments were transferred from Level 3 to Level 2 as a result of the availalbity of a pricing source supported by observable imputs.

Transfers between price levels are recognized at the beginning of the reporting period.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ (274,276)
Interest Rate Contracts	$ 485,466	$ 532,960	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017